Exchange rate exposure risk (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Hedge instrument nominal value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	R$ 205,592
Total	205,592
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	205,592
Total	205,592
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	5,592
Total	5,592
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	3,076
Total	R$ 3,076